Stockholders' Equity, Convertible Preferred Stock and Redeemable Non-controlling Interest - Narrative (Details) $ / shares in Units, $ in Thousands, ¥ in Millions				3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 26, 2021 USD ($)	Jun. 11, 2011 USD ($)	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2022 USD ($) Vote installment $ / shares shares	Jun. 30, 2022 CNY (¥) installment	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) installment $ / shares shares	Dec. 31, 2021 CNY (¥) installment shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) Vote shares	Dec. 31, 2021 CNY (¥) shares
Stockholders Equity [Line Items]
Common stock, shares authorized (in shares)				1,500,000,000					1,500,000,000			1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001					$ 0.001			$ 0.001		$ 0.001
Common stock issuance (in shares)				0
Value of shares issued for professional services and stock options exercised | $									$ 500
Share percentage of Market Price, option one	95.00%		95.00%		95.00%						95.00%
Share percentage of Market Price, option two	96.00%		96.00%		96.00%						96.00%
Consecutive trading days, option two			5 days
Stock ownership percentage limitation			4.99%
Common stock issuance | $						$ 53,407								$ 182,498
Aggregate offering price | $		$ 150,000
Common stock, share price calculated as a percentage of market price		3.00%
Proceeds from issuance of stock | $					$ 53,400							$ 145,500
Commission and transaction fees | $					$ 1,700							$ 4,500
Private Placement
Stockholders Equity [Line Items]
Investment consideration | $	$ 80,400		$ 80,400
Period of selling stock	36 months		36 months
Consecutive trading days, option one			2 days
Consecutive trading days, option two			5 days
Stock ownership percentage limitation	4.99%				4.99%						4.99%
Common stock issuance | $					$ 27,300
New Energy | Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Ownership percentage of owned entity												100.00%				100.00%
Convertible preferred stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized (in shares)				50,000,000.0					50,000,000.0			50.0			50,000,000.0	50.0
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001					$ 0.001			$ 0.001
Series A Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares issued (in shares)				7,000,000.0					7,000,000.0			7,000,000.0		7,000,000.0	7,000,000.0	7,000,000.0
Preferred stock, shares outstanding (in shares)												7,000,000		7,000,000		7,000,000
Number of votes | Vote				1					1						1
Number of shares fully paid and nonassessable (in shares)				10					10			10			10	10
Liquidation event, distributed amount per share (in dollars per share) | $ / shares				$ 0.50					$ 0.50			$ 0.50
Common Stock
Stockholders Equity [Line Items]
Common stock issuance (in shares)						17,615,534								123,437,386
Common stock issuance | $						$ 18								$ 123
Number of shares issued (in shares)					17,600,000							50,400,000	50,400,000
Common Stock | Private Placement
Stockholders Equity [Line Items]
Common stock issuance (in shares)					10,000,000						10,000,000.0	10,000,000.0	10,000,000.0
Common stock issuance | $					$ 10						$ 27,300	$ 27,300
Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Aggregate investment				$ 28,000					$ 28,000			28,000			¥ 200.0	¥ 200.0
Payments for investments							$ 7,000	¥ 50.0
Remaining capital contribution									$ 21,000	¥ 150.0		$ 21,000	¥ 150.0
Number of installments | installment									3	3		3	3
Installments of remaining capital contribution									$ 7,000	¥ 50.0
Dividend rate									6.00%	6.00%		6.00%	6.00%
Period to sell investments									1 year	1 year		1 year	1 year
Period to redeem investments									3 years	3 years		3 years	3 years
Ownership percentage of owned entity												100.00%				100.00%
Qingdao Xingyang City Investment | Qingdao Xingyang City Investment | New Energy
Stockholders Equity [Line Items]
Number of common stock issued (in shares)												56,000,000.0	56,000,000.0
Purchase price												$ 7,900	¥ 56.0